Share and Unit Information - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended				3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Mar. 02, 2012	Jun. 30, 2013 At The Market ATM Programs [Member]	Jun. 30, 2013 At The Market ATM Programs [Member]	Mar. 31, 2013 At The Market ATM Programs [Member]	Aug. 26, 2010 At The Market ATM Programs [Member]	Jun. 30, 2013 At Market A T M Programs [Member]	Jun. 30, 2013 At Market A T M Programs [Member]	Jun. 30, 2013 Noncontrolling Interest [Member]	Jun. 30, 2012 Noncontrolling Interest [Member]	Jun. 30, 2013 Maximum [Member] Dividend And Distribution Reinvestment And Share Purchase Plan [Member]	Jun. 30, 2013 Minimum [Member] Dividend And Distribution Reinvestment And Share Purchase Plan [Member]
Stockholders Equity Note [Line Items]
Limited Partners' Capital Account	$ 31,705,000		$ 31,705,000		$ 30,993,000								$ 115,728,118	$ 121,754,354
Operating partnership units outstanding	41,848,857	40,328,426	41,848,857	40,328,426
General Partners' Capital Account, Units Outstanding	40,141,197	38,544,218	40,141,197	38,544,218	39,721,461
Redeemable Capital Shares Par Or Stated Value Per Share													$ 67.77	$ 68.24
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			95.90%	95.60%
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,784,208	1,707,660	1,784,208	1,731,672
Agreement to sell common stock with financial service companies, shares									4,500,000	6,000,000
Common stock, shares issued								4,134,989			39,845	365,011
proceeds from issuance of common stock, net of applicable fees			120,100,000				2,700,000	24,800,000
Proceeds from Issuance of common stock	2,800,000		25,100,000	124,100,000
Optional Cash Investments In Common Stock															5,000	250
Common Stock, Shares Authorized															7,600,000
Common Stock Discount Rate															5.00%
Shares Sold On Underwritten Public Offering						1,955,000
Common stock issued, Dividend and Distribution Reinvestment and Share Purchase Program	188	209	329	329
Proceeds from Issuance of common stock, Dividend and Distribution Reinvestment and Share Purchase Program	$ 13,000	$ 0	$ 22,000	$ 0
Common stock acquired to satisfy tax withholding obligation that arose upon vesting of restricted stock granted			4,582	15,565